Operating segments	12 Months Ended
Nov. 30, 2024
Disclosure of operating segments [abstract]
Operating segments
26.	Operating segments
The Company has a single operating segment. As described in Note 3, almost all of the Company’s revenues are generated from one customer, RxCrossroads, which is domiciled in the United States.

	2024	2023	2022

RxCrossroads	$85,804	$81,392	$78,744

Others	62	372	1,313

	$85,866	$81,764	$80,057

As at November 30, 2024, the Company’s
non-current
assets of $9,360 are located in Canada ($9,065), the United States ($64) and Ireland ($231).